ADVANCED SERIES TRUST

AST New Discovery Asset Allocation Portfolio

Supplement dated March 14, 2019 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) relating to the AST New Discovery Asset Allocation Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus and SAI.

New Subadvisory Arrangement, Investment Strategy Change, Name Change and Benchmark Change

The Board of Trustees of the Trust has approved: (i) replacing Affinity Investment Advisors, LLC ("Affinity"), Boston Advisors, LLC ("Boston Advisors"), C.S. McKee, LP ("C.S. McKee"), EARNEST Partners, LLC ("EARNEST"), Epoch Investment Partners, Inc. ("Epoch"), Longfellow Investment Management Co. LLC ("Longfellow"), Parametric Portfolio Associates® LLC ("Parametric") and Thompson, Siegel & Walmsley LLC ("TSW") as subadvisers to the Portfolio with Massachusetts Financial Services Company; (ii) revising the investment strategy of the Portfolio; (iii) changing the name of the Portfolio to the AST MFS Growth Allocation Portfolio; and (iv) changing the Portfolio's secondary custom blended index. These changes are expected to become effective on April 29, 2019.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows, effective April 29, 2019:

I.All references in the Prospectus and SAI to the Portfolio are hereby changed to AST MFS Growth Allocation Portfolio.

II.All references and information in the Prospectus pertaining to Affinity, Boston Advisors, C.S. McKee, EARNEST, Epoch, Longfellow and TSW are hereby removed.

III.The description of the Portfolio's Principal Investment Strategies in the "SUMMARY: AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

The Portfolio is designed to provide diversification among asset classes, including domestic equity securities, international equity securities, real estate-related securities, and fixed income securities, consistent with a greater than moderate level of risk relative to other asset allocation strategies managed by the Portfolio's sole subadviser, Massachusetts Financial Services Company ("MFS"). Under normal circumstances, approximately 80% of the Portfolio's assets are allocated to equity market exposures (including domestic equity securities, international equity securities, and real estate-related investments) and approximately 20% of the Portfolio's assets are allocated to fixed income market exposures. The Portfolio's assets are allocated to asset classes and investment strategies by the quantitative group of MFS following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the Portfolio's assets invested in the general asset classes of domestic equity securities, international equity securities, fixed income securities, and real estate-related securities based on the risk/return potential of the different asset classes and the risk profile of the Portfolio. The second stage involves the selection of MFS investment strategies within each of the general asset classes. Within the domestic and international equity security allocations, MFS seeks to diversify the investment strategies selected by geography, in terms of market capitalization (by including large, mid, and small capitalization domestic strategies), and by style (by including both growth and value strategies). Within the fixed income security allocation, MFS also seeks to provide geographic diversification and includes fixed income strategies with varying degrees of interest rate and credit exposure.

A team of investment professionals selects investments for the Portfolio. MFS allocates the Portfolio's assets to investment professionals by investment strategy. MFS normally invests the Portfolio's assets in US and foreign securities, including real estate-related investments and emerging market securities. Equity securities include common stocks, preferred stocks, convertible securities, equity interests in real estate investment trusts ("REITS"), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. Of the Portfolio's investments in debt instruments, MFS normally invests the Portfolio's assets in both investment grade quality debt instruments and below investment grade quality debt instruments. Debt instruments include corporate bonds, US Government securities, inflation-adjusted debt instruments, foreign government securities, securitized instruments, municipal instruments, floating rate loans, and other obligations to repay money borrowed. The Portfolio may also invest in derivatives including futures, forward contracts, options, swaps, and certain structured securities. MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative screening tools that systematically evaluate issuers and instruments may also be considered.

The Portfolio allocates approximately 10% of its net assets to a liquidity strategy. The liquidity strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon, to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in exchange-traded funds ("ETFs") for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio's overall investment process.

IV.        The description of the Portfolio's Past Performance in the "SUMMARY: AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby revised by replacing the third paragraph with the information set forth below:

The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended index, which consists of the S&P 500 Index (54%), the MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (21%), the FTSE EPRA/NAREIT Developed Real Estate Net Index (5%) and the Bloomberg Barclays US Aggregate Bond Index (20%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

Note: The AST MFS Growth Allocation Portfolio, formerly the AST New Discovery Asset Allocation Portfolio, changed subadvisers and changed its investment strategies, effective April 29, 2019. The Portfolio's annual returns prior to April 29, 2019, reflect the investment performance, investment operations, investment policies and investment strategies of the former subadvisers, and do not represent the actual or predicted performance of the Portfolio or its current subadviser.

In addition, prior to April 29, 2019, the Portfolio's custom blended index consisted of the Russell 3000 Index (50%), the Bloomberg Barclays US Aggregate Bond Index (30%) and the MSCI EAFE Index (GD) (20%).

V.The Index table under "Past Performance" in the "SUMMARY: AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the table set forth below:

			Since
			Inception
Index	1 Year*	5 Years*	(4/30/12)*
S&P 500 Index	-4.38%	8.49%	11.47%
(reflects no deduction for fees, expenses or taxes)
Blended Index (prior to April 29, 2019)	-5.12%	5.06%	7.36%
(reflects no deduction for fees, expenses or taxes)
Blended Index (as of April 29, 2019)	-5.31%	5.63%	8.06%
(reflects no deduction for fees, expenses or taxes)
*Information as of December 31, 2018.

VI. The table in the "SUMMARY: AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO – MANAGEMENT

OF THE PORTFOLIO" section of the Prospectus is hereby deleted and replaced with the table set forth below:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers
PGIM Investments	Massachusetts Financial	Joseph Flaherty, Jr.	Chief Investment	April 2019
LLC	Services Company		Risk Officer
AST Investment		Natalie Shapiro	Investment Officer	April 2019
Services, Inc.

VII.         The section of the Prospectus entitled "MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST

–AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO – Principal Investment Policies" is hereby deleted and replaced with the information set forth below:

The Portfolio is designed to provide diversification among asset classes, including domestic equity securities, international equity securities, real estate-related securities, and fixed income securities, consistent with a greater than moderate level of risk relative to other asset allocation strategies managed by the Portfolio's sole subadviser, MFS.

Asset Allocation: Under normal circumstances, approximately 80% of the Portfolio's assets are allocated to equity market exposures (including domestic equity securities, international equity securities, and real estate-related investments), and approximately 20% of the Portfolio's assets are allocated to fixed income market exposures. The Portfolio's assets are allocated to asset classes and investment strategies by the quantitative group of MFS following a two stage asset allocation process.

The first stage is a strategic asset allocation to determine the percentage of the Portfolio's assets invested in the general asset classes of domestic equity securities, international equity securities, fixed income securities and real estate-related securities based on the risk/return potential of the different asset classes and the risk profile of the Portfolio. The asset class allocations provide an initial layer of diversification for the Portfolio.

The second stage involves the selection of MFS investment strategies within the general asset classes of domestic equity securities, international equity securities, fixed income securities, and real estate-related securities based on the MFS investment strategy classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within the asset class allocations. Within the domestic and international equity security allocations, MFS seeks to diversify the investment strategies selected by geography, in terms of market capitalization (by including large, mid, and small capitalization domestic strategies), and by style (by including both growth and value strategies). Within the fixed income security allocation, MFS also seeks to provide geographic diversification and includes fixed income strategies with varying degrees of interest rate and credit exposure.

The asset class allocations and the MFS investment strategies represented and their target weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The asset class allocations and the MFS investment strategies represented and their target weightings may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS periodically rebalances the Portfolio's investments in the MFS investment strategies.

Individual Security Selection: A team of investment professionals selects investments for the Portfolio. MFS allocates the Portfolio's assets to investment professionals by investment strategy.

The Portfolio's assets are normally invested in US and foreign securities, including real estate-related investments and emerging market securities.

MFS generally seeks to diversify the Portfolio's equity investments in terms of market capitalization (e.g., small, mid, large cap), style (e.g., growth, value), and location (e.g., U.S., foreign). These allocations may vary from time to time. Equity securities include common stocks, preferred stocks, convertible securities, equity interests in REITS, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Of the Portfolio's investments in debt instruments, the Portfolio's assets are normally invested in both investment grade quality debt instruments and below investment grade quality debt instruments. Debt instruments include corporate bonds, US Government securities, inflation-adjusted debt instruments, foreign government securities, securitized instruments, municipal instruments, floating rate loans, and other obligations to repay money borrowed.

While the Portfolio's assets are normally invested across different industries, sectors, countries, and regions, a significant percentage of the Portfolio's assets may be invested in issuers in a single industry, sector, country or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, swaps, and certain structured securities.

MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments and their potential in light of the issuer's financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument's credit quality and terms, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Factors considered for real estate-related investments may include the issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, and market price. Quantitative screening tools that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may be considered.

Liquidity Strategy: The Portfolio allocates approximately 10% of its net assets to a liquidity strategy. The liquidity strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon, to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio's overall investment process.

VIII.        The section of the Prospectus entitled "HOW THE TRUST IS MANAGED – PORFOLIO MANAGERS – AST New Discovery Asset Allocation Portfolio" is hereby deleted and replaced with the information set forth below:

AST MFS Growth Allocation Portfolio

The MFS portfolio managers jointly and primarily responsible for the day-to-day management of the Portfolio, and who provide general oversight of a team of investment professionals, are Joseph Flaherty, Jr. and Natalie Shapiro.

Joseph Flaherty, Jr., Chief Investment Risk Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 1993.

Natalie Shapiro, an Investment Officer of MFS, is a co-manager of the Portfolio. She has been employed in the investment area of MFS since 1997.

IX.        The following replaces the information set forth in the "GLOSSARY: PORTFOLIO INDEXES" section of the Prospectus regarding the AST New Discovery Asset Allocation Portfolio:

AST MFS Growth Allocation Portfolio Blended Index. The Blended Index consists of the S&P 500 Index (54%), the MSCI EAFE Index (GD) (21%), the FTSE EPRA/NAREIT Developed Real Estate Net Index (5%) and the Bloomberg Barclays US Aggregate Bond Index (20%). These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

X.The portion of the table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" regarding the Portfolio is hereby revised by replacing the information pertaining to Affinity, Boston Advisors, C.S. McKee, EARNEST, Epoch, Longfellow, Parametric and TSW, with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser(s)	Fee Rate
AST MFS Growth Allocation Portfolio	Massachusetts Financial Services Company	0.29% of average daily net assets to $750 million;
0.285% of average daily net assets over $750 million to $1.25 billion;
0.28% of average daily net assets over $2.0 billion

XI.        The portion of the table in Part I of the SAI entitled "Subadvisory Fees Paid by PGIM Investments" regarding the Portfolio is hereby revised by adding footnotes (*) to the references to Affinity, Boston Advisors, C.S. McKee, EARNEST, Epoch, Longfellow, Parametric and TSW.

XII.        The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Adviser/Subadvisers	Portfolio Managers	Registered	Other Pooled	Other	Ownership of
		Investment	Investment	Accounts*	Portfolio
		Companies*	Vehicles*		Securities*, **
Massachusetts	Joseph Flaherty, Jr.	17/$18.9 billion	12/$379.3	0/$0	None
Financial Services			million
Company
	Natalie Shapiro	20/$20.2 billion	12/$379.3	0/$0	None
million
*Information as of	December 31, 2018.
** Portfolio Manager ownership of portfolio securities as of December 31, 2018.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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